Acquisition of subsidiaries - Results as if acquisitions happened at the beginning of period (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Business Combinations Disclosure [Abstract]
Revenues	R$ 9,697,932	R$ 8,163,196	R$ 6,231,988
Profit (loss) for the year	R$ (187,082)	R$ 151,235	R$ 81,742